Property, Plant and Equipment, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, net
Less: Accumulated depreciation	$ (236,017)	$ (228,716)
Property, Plant and Equipment, Net, Total	102,792	123,270
Subtotal	338,809	351,986
Machinery and Production equipment
Subtotal	266,534	280,100
Office equipment
Subtotal	5,411	5,184
Transportation equipment
Subtotal	63,000	63,000
Electronic equipment
Subtotal	$ 3,864	$ 3,702